Acquisitions, Investments and Disposals - Carrying Value of Assets and Liabilities of Disposal Companies (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 15, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Cash and cash equivalents	$ 547
Other current assets	106,386
Property, plant and equipment	1,530
Other non-current assets	708
Current liabilities	(131,456)	(86,563)	[1]	(429,049)	[1]
Non-current liabilities	(4,083)			(47,487)	[1]
Total net liabilities	(26,368)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)
Noncontrolling interests	(37,728)	(496)		(23,827)		(690)
Loss on disposal of subsidiaries	$ (80,312)

[1]	See Note 3(c)